UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Preferred Income Fund III

Semiannual Report
1.31.10

Ticker | **HPS**

Portfolio summary

Top 10 Holdings[1]

Nexen, Inc., 7.350%	5.1%	FPC Capital I, 7.100%, Series A	2.8%

Viacom, Inc., 6.850%	3.9%	United States Cellular Corp., 7.500%	2.4%

MetLife, Inc., 6.500%, Series B	3.1%	SCANA Corp., 7.700%	2.4%

PFGI Capital Corp., 7.750%	3.1%	Georgia Power Company, 6.000%,
		Series R	2.4%
PPL Energy Supply, LLC, 7.000%	2.9%

Southwest Gas Capital II, 7.700%	2.9%

Sector Composition[2,3]

Financials	51%	Telecommunication Services	5%

Utilities	27%	Consumer Staples	1%

Consumer Discretionary	7%	Short-Term Investments	2%

Energy	7%

Country Composition[2]

United States	85%

Canada	5%

Netherlands	5%

United Kingdom	4%

Other	1%

1 As a percentage of the Fund’s total investments on January 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of the Fund’s total investments on January 31, 2010.

3 Investments focused in one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	Preferred Income Fund III | Semiannual report

Fund’s investments

As of 1-31-10 (unaudited)

	Shares	Value

Preferred Stocks 139.75%		$686,372,514

(Cost $776,918,341)

Consumer Discretionary 11.26%		55,292,505

Media 11.26%

CBS Corp., 7.250%	209,500	4,933,725

Comcast Corp., 7.000% (Z)	114,900	2,883,990

Comcast Corp., 7.000%, Series B (Z)	609,556	15,391,289

Comcast Corp., 6.625% (Z)	130,000	3,136,900

Viacom, Inc., 6.850% (Z)	1,196,635	28,946,601

Consumer Staples 1.92%		9,454,226

Food & Staples Retailing 1.92%

Ocean Spray Cranberries, Inc., 6.250%,
Series A (S)(Z)	135,000	9,454,226

Energy 7.68%		37,716,674

Oil, Gas & Consumable Fuels 7.68%

Nexen, Inc., 7.350% (Z)	1,590,079	37,716,674

Financials 76.77%		377,048,883

Capital Markets 10.82%

Credit Suisse Guernsey, 7.900%	210,000	5,411,700

Lehman Brothers Holdings Capital Trust III,
6.375%, Series K (I)	808,400	242,520

Lehman Brothers Holdings, Inc., 5.670%,
Depositary Shares, Series D (I)	142,601	28,520

Merrill Lynch Preferred Capital Trust III,
7.000% (Z)	457,017	9,633,918

Merrill Lynch Preferred Capital Trust IV,
7.120% (Z)	380,700	8,082,261

Merrill Lynch Preferred Capital Trust V,
7.280% (Z)	408,700	8,909,660

Morgan Stanley Capital Trust III, 6.250%	166,000	3,554,060

Morgan Stanley Capital Trust IV, 6.250% (Z)	734,500	15,564,055

Morgan Stanley Capital Trust V, 5.750%	85,000	1,705,100

Commercial Banks 16.71%

Barclays Bank PLC, 7.100%, Series 3 (Z)	343,700	7,733,250

Barclays Bank PLC, 8.125%, Series 5	460,900	11,338,140

CA Preferred Funding Trust, 7.000%	9,000,000	8,145,000

See notes to financial statements

Semiannual report | Preferred Income Fund III	7

	Shares	Value
Commercial Banks (continued)

Royal Bank of Scotland Group PLC, 5.750%,
Series L (Z)	955,000	$13,656,500

Santander Finance Preferred SA Unipersonal,
10.500%	249,500	7,035,900

Sovereign Bancorp, Inc., 7.300%, Depositary
Shares, Series C (Z)	479,910	11,997,750

USB Capital VIII, 6.350%, Series 1 (Z)	487,000	11,244,830

USB Capital XI, 6.600%	56,825	1,352,435

Wells Fargo & Company, 8.000% (Z)	296,500	7,590,400

Wells Fargo Capital Trust IV, 7.000% (Z)	77,800	1,966,784

Consumer Finance 4.55%

HSBC Finance Corp., 6.875% (Z)	576,118	14,074,563

HSBC Finance Corp., 6.360%, Depositary
Shares, Series B (Z)	270,000	5,821,200

SLM Corp., 6.970%, Series A (Z)	44,899	1,705,264

SLM Corp., 6.000% (Z)	41,840	733,455

Diversified Financial Services 20.37%

BAC Capital Trust II, 7.000% (Z)	94,600	2,085,930

Citigroup Capital X, 6.100%	741,300	13,150,662

Deutsche Bank Capital Funding
Trust X, 7.350%	205,000	4,889,250

Deutsche Bank Contingent Capital Trust II,
6.550% (Z)	376,100	8,266,678

Deutsche Bank Contingent Capital
Trust III, 7.600%	255,000	6,199,050

General Electric Capital Corp., 6.000%	85,000	2,063,800

General Electric Capital Corp., 6.050%	50,000	1,237,000

General Electric Capital Corp., 6.625%	35,000	878,850

ING Groep NV, 7.050% (Z)	598,970	11,584,080

ING Groep NV, 7.200% (Z)	765,000	15,154,650

JPMorgan Chase & Company, 8.625%	395,000	10,984,950

JPMorgan Chase & Company, 5.720%, Series F	67,200	3,244,416

JPMorgan Chase & Company, 6.150%, Series E	152,000	7,524,000

RBS Capital Funding Trust V, 5.900% (Z)	752,000	8,836,000

RBS Capital Funding Trust VI, 6.250% (Z)	340,000	3,978,000

Insurance 12.49%

Aegon NV, 6.375% (Z)	245,000	4,508,000

Aegon NV, 6.500% (Z)	215,000	4,014,050

Lincoln National Capital VI, 6.750%, Series F (Z)	271,500	6,214,635

MetLife, Inc., 6.500%, Series B (Z)	972,200	23,216,136

Phoenix Companies, Inc., 7.450% (Z)	600,549	10,839,909

PLC Capital Trust IV, 7.250% (Z)	217,100	4,863,040

PLC Capital Trust V, 6.125% (Z)	145,000	2,778,200

Prudential PLC, 6.500% (Z)	110,000	2,476,100

RenaissanceRe Holdings Ltd., 6.080%,
Series C (Z)	122,300	2,420,317

See notes to financial statements

8	Preferred Income Fund III | Semiannual report

	Shares	Value
Real Estate Investment Trusts 11.81%

Duke Realty Corp., 6.600%, Depositary Shares,
Series L (Z)	118,500	$2,403,180

Duke Realty Corp., 6.500%, Depositary Shares,
Series K (Z)	151,600	3,032,000

Duke Realty Corp., 6.625%, Depositary Shares,
Series J (Z)	638,100	12,825,810

PFGI Capital Corp., 7.750% (Z)	926,900	22,940,775

Wachovia Preferred Funding Corp., 7.250%,
Series A (Z)	735,000	16,824,150

Thrifts & Mortgage Finance 0.02%

Federal National Mortgage Association, Series S
(8.250% to 12-13-10, then variable) (I)	80,000	88,000

Telecommunication Services 6.69%		32,847,364

Wireless Telecommunication Services 6.69%

Telephone & Data Systems, Inc., 7.600%,
Series A (Z)	623,743	14,969,832

United States Cellular Corp., 7.500% (Z)	729,100	17,877,532

Utilities 35.43%		174,012,862

Electric Utilities 17.83%

Entergy Mississippi, Inc., 7.250%	13,000	338,000

Entergy Texas, Inc., 7.875%	45,000	1,248,300

FPC Capital I, 7.100%, Series A (Z)	812,500	20,540,000

FPL Group Capital Trust I, 5.875% (Z)	268,000	6,772,360

FPL Group Capital, Inc., 7.450%, Series E (Z)	20,000	532,400

Georgia Power Company, 6.000%, Series R (Z)	702,000	17,620,200

HECO Capital Trust III, 6.500% (Z)	170,000	4,056,200

PPL Electric Utilities Corp., 6.250%, Depositary
Shares (Z)	189,000	4,648,228

PPL Energy Supply, LLC, 7.000% (Z)	846,450	21,728,372

Southern California Edison Company, 6.000%,
Series C (Z)	50,000	4,435,940

Southern California Edison Company,
6.125% (Z)	20,000	1,795,000

Westar Energy, Inc., 6.100% (Z)	154,500	3,847,050

Gas Utilities 4.34%

Southwest Gas Capital II, 7.700% (Z)	846,500	21,340,265

Independent Power Producers & Energy Traders 0.84%

Constellation Energy Group, Inc., 8.625%,
Series A (Z)	160,000	4,112,000

Multi-Utilities 12.42%

BGE Capital Trust II, 6.200% (Z)	622,500	13,676,325

Consolidated Edison Companies of NY, Inc.,
5.000%, Series A (Z)	19,000	1,657,940

Dominion Resources, Inc., 8.375%, Series A	235,000	6,417,850

DTE Energy Trust I, 7.800% (Z)	236,000	6,006,200

DTE Energy Trust II, 7.500% (Z)	59,400	1,517,076

Interstate Power & Light Company, 8.375%,
Series B	211,700	6,001,695

See notes to financial statements

Semiannual report | Preferred Income Fund III	9

	Shares	Value
Multi-Utilities (continued)

Interstate Power & Light Company, 7.100%,
Series C (Z)	208,900	$5,337,395

Public Service Electric & Gas Company,
5.050%, Series D (Z)	30,000	2,550,600

SCANA Corp., 7.700%	672,200	17,833,466

	Shares	Value

Common Stocks 0.60%		$2,942,000

(Cost $3,031,508)

Telecommunication Services 0.60%		2,942,000

Diversified Telecommunication Services 0.60%

Verizon Communications, Inc.	100,000	2,942,000

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 7.38%				$36,244,647

(Cost $37,934,151)

Energy 2.34%				11,481,000

Oil, Gas & Consumable Fuels 2.34%

Southern Union Company,
Jr Sub Note, Series A (7.200% to 11-01-11
then variable) (Z)	7.200%	11-01-66	$12,900,000	11,481,000

Utilities 5.04%				24,763,647

Electric Utilities 3.70%

Entergy Gulf States, Inc.,
1st Mtg Bond (Z)	6.200	07-01-33	15,000,000	14,883,285

Kentucky Power Company,
Sr Note, Series D (Z)	5.625	12-01-32	3,565,000	3,292,381

Multi-Utilities 1.34%

Dominion Resources Capital Trust I,
Gtd Jr Sub Bond (Z)	7.830	12-01-27	6,364,000	6,587,981

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 3.67%				$17,999,867

(Cost $17,999,867)

U.S. Government 2.04%				9,999,867
U.S. Treasury Bills	0.010%	02-25-10	$10,000,000	9,999,867

U.S. Government Agency 1.63%				8,000,000
Federal Home Loan Bank,
Discount Note	0.030	02-01-10	8,000,000	8,000,000

Total investments (Cost $835,883,867)† 151.40%				$743,559,028

Other assets and liabilities, net (51.40%)			($252,444,249)

Total net assets 100.00%				$491,114,779

See notes to financial statements

10	Preferred Income Fund III | Semiannual report

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at January 31, 2010 was $541,097,241.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $836,026,469. Net unrealized depreciation aggregated $92,467,441, of which $18,684,554 related to appreciated investment securities and $111,151,995 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Preferred Income Fund III	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $835,883,867)	$743,559,028
Cash	88,837
Receivable for investments sold	4,199,947
Dividends and interest receivable	3,186,316
Other receivables and prepaid assets	72,119

Total assets	751,106,247

Liabilities

Payable for investments purchased	771,668
Committed facility agreement payable (Note7)	250,800,000
Unrealized depreciation of swap contracts (Note3)	8,274,735
Interest payable (Note7)	16,539
Payable to affiliates
Accounting and legal services fees	6,714
Trustees’ fees	232
Other liabilities and accrued expenses	121,580

Total liabilities	259,991,468

Net assets

Capital paid-in	$742,810,228
Undistributed net investment income	2,453,395
Accumulated net realized loss on investments and swap agreements	(153,549,270)
Net unrealized depreciation on investments and swap agreements	(100,599,574)

Net assets	$491,114,779

Net asset value per share

Based on 31,438,217 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$15.62

See notes to financial statements

12	Preferred Income Fund III | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations

For the six-month period ended 1-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$25,475,823
Interest	2,301,678

Total investment income	27,777,501

Expenses

Investment management fees (Note 5)	2,625,819
Accounting and legal services fees (Note 5)	34,303
Trustees’ fees (Note5)	33,289
Interest expense (Note7)	1,477,838
Transfer agent fees	20,900
Printing and postage fees	80,496
Professional fees	141,526
Custodian fees	45,928
Stock exchange listing fees	14,000
Other	16,085

Total expenses	4,490,184
Less expense reductions (Note 5)	(350,109)

Net expenses	4,140,075

Net investment income	23,637,426

Realized and unrealized gain (loss)

Net realized loss on
Investments	(8,567,715)
Swap contracts (Note 3)	(4,023,087)
(12,590,802)
Change in net unrealized appreciation (depreciation) of
Investments	57,659,229
Swap contracts (Note 3)	2,012,589
59,671,818
Net realized and unrealized gain	47,081,016
Increase in net assets from operations	$70,718,442

See notes to financial statements

Semiannual report | Preferred Income Fund III	13

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets (unaudited)

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six month	Year
	period ended	ended
	1-31-10	7-31-09

Increase (decrease) in net assets

From operations
Net investment income	$23,637,426	$45,836,753
Net realized loss	(12,590,802)	(111,244,853)
Change in net unrealized appreciation (depreciation)	59,671,818	11,065,051

Increase (decrease) in net assets resulting from operations	70,718,442	(54,343,049)

Distributions to shareholders

From net investment income	(21,164,109)[1]	(44,830,380)
From tax return of capital	—	(1,691,686)

Total distributions	(21,164,109)	(46,522,066)

From Fund share transactions (Note6)	—	1,617,012

Total increase (decrease)	49,554,333	(99,248,103)

Net assets

Beginning of period	441,560,446	540,808,549

End of period	$491,114,779	$441,560,446

Undistributed (distribution in excess of) net investment income	$2,453,395	($19,922)

1 A portion of the distribution may be deemed a tax return of capital at year-end.

See notes to financial statements

14	Preferred Income Fund III | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows (unaudited)

This statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six month
period ended
1-31-10

Cash flows from operating activities

Net increase in net assets from operations	$70,718,442

Adjustments to reconcile net increase in net assets
from operations to net cash provided by operating activities:
Long-term investments purchased	(71,171,987)
Long-term investments sold	43,712,507
Increase in short-term investments	(1,699,948)
Net amortization of premium (discount)	3,952
Increase in dividends and interest receivable	(206,052)
Increase in receivable from affiliates	(37,953)
Decrease in payable for investments purchased	(2,092,787)
Increase in receivable for investments sold	(4,199,947)
Decrease in other receivables and prepaid expenses	2,853
Decrease in unrealized depreciation of swap contracts	(2,012,589)
Decrease in payable to affiliates	(12,993)
Increase in payable for interest	386
Increase in other liabilities and accrued expenses	117
Net change in unrealized (appreciation) depreciation on investments	(57,659,229)
Net realized loss on investments	8,567,715

Net cash provided by operating activities	($16,087,513)

Cash flows from financing activities

Borrowings from committed facility agreement payable	$37,300,000
Distributions to common shareholders	(21,164,109)

Net cash used in financing activities	$16,135,891

Net increase in cash	$48,378

Cash at beginning of period	$40,459

Cash at end of period	$88,837

Supplemental disclosure of cash flow information

Cash paid for interest	1,477,452

See notes to financial statements

Semiannual report | Preferred Income Fund III	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES Period ended	1-31-10[1]	7-31-09	7-31-08[2]	5-31-08	5-31-07	5-31-06	5-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.05	$17.29	$19.75	$23.39	$22.17	$23.95	$22.49
Net investment income[4]	0.75	1.46	0.27	2.06	2.07	2.16	2.16
Net realized and unrealized gain
(loss) on investments	1.49	(3.21)	(2.47)	(3.39)	1.36	(1.70)	1.58
Distribution to Auction
Preferred Shares	—	—	—	(0.53)	(0.56)	(0.44)	(0.25)
Total from investment operations	2.24	(1.75)	(2.20)	(1.86)	2.87	0.02	3.49
Less distributions to common
shareholders
From net investment income	(0.67)[17]	(1.44)	(0.26)	(1.58)	(1.58)	(1.70)	(2.03)
From net realized gain	—	—	—	(0.20)	(0.07)	(0.10)	—
From tax return of capital	—	(0.05)	—	—	—	—	—
Total distributions	(0.67)	(1.49)	(0.26)	(1.78)	(1.65)	(1.80)	(2.03)
Net asset value, end of period	$15.62	$14.05	$17.29	$19.75	$23.39	$22.17	$23.95
Per share market value, end
of period	$14.63	$13.18	$16.10	$18.82	$22.64	$19.70	$22.22
Total return at net asset
value (%)[5,6]	16.57 [7]	(7.30) (11.04) [7]		(7.52)	13.65	0.85	16.28 [8]
Total return at market
value (%)[5,6]	16.39 [7]	(6.62) (13.07) [7]		(8.96)	23.79	(3.41)	8.22

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$491	$442	$541	$618	$732	$693	$749
Ratios (as a percentage of average
net assets):
Expenses before reductions
(excluding interest expense)	1.29 [9]	1.36	1.36 [9]	1.41	1.34	1.34	1.34
Interest expense (Note 7)	0.64 [9]	1.24	1.73 [9]	0.04	—	—	—
Expenses before reductions
(including interest expense)	1.93 [9]	2.60	3.09 [9]	1.45[10]	1.34[10]	1.34[10]	1.34[10]
Expenses net of all fee waivers
(excluding interest expense)	1.14 [9]	1.14	1.11 [9]	1.10	1.05	1.04	1.05
Expenses net of all fee waivers
(including interest expense)	1.78 [9]	2.38	2.84 [9]	1.10[11]	1.05[11]	1.04[11]	1.05[11]
Net investment income	10.15 [9]	12.52	9.36 [9]	9.98[12]	8.91[12]	9.22[12]	9.15[12]
Portfolio turnover (%)	6	18	2	9	14	16	14

See notes to financial statements

16	Preferred Income Fund III | Semiannual report

Period ended	1-31-10[1]	7-31-09	7-31-08[2]	5-31-08	5-31-07	5-31-06	5-31-05[3]
Senior securities

Total value of APS outstanding
(in millions)	—	—	—	— [14]	$350	$350	$350
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	$25	$25	$25
Average market value per unit
(in thousands)	—	—	—	—	$25	$25	$25
Asset coverage per unit[13]	—	—	—	—	$76,917	$74,123	$78,169
Total debt outstanding end of
period (in millions) (Note 7)	$251	$214	$253	$296	—	—	—
Asset coverage per $1,000
of APS[15]	—	—	—	—	$3,090	$2,981	$3,141
Asset coverage per $1,000
of debt[16]	$2,958	$3,068	$3,138	$3,087	—	—	—

1 Semiannual period from 8-1-09 to 1-31-10. Unaudited.

2 For the two month period ended July 31, 2008.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Unaudited.

9 Annualized.

10 Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.94%, 0.91%, 0.91% and 0.91% for the years ended 5-31-08, 5-31-07, 5-31-06 and 5-31-05, respectively.

11 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.74%, 0.71%, 0.71% and 0.71% for the years ended 5-31-08, 5-31-07, 5-31-06 and 5-31-05, respectively.

12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 6.44%, 6.49%, 6.24% and 6.21% for the years ended 5-31-08, 5-31-07, 5-31-06 and 5-31-05, respectively.

13 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

14 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on May 28, 2008.

15 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.

16 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 7).

17 A portion of the distributions may be deemed a tax return of capital at year-end.

See notes to financial statements

Semiannual report | Preferred Income Fund III	17

Notes to financial statements

(unaudited)

Note 1 Organization

John Hancock Preferred Income Fund III (the Fund) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund began operations on June 19, 2003. The Fund’s primary investment objective is to provide high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Events or transactions occurring after the period and through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common

18	Preferred Income Fund III | Semiannual report

and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type.

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	JANUARY 31, 2010	PRICE	INPUTS	INPUTS

Financials	$377,048,883	$345,963,108	$8,145,000	$22,940,775

Utilities	198,776,509	161,885,394	36,891,115	—

Consumer Discretionary	55,292,505	55,292,505	—	—

Energy	49,197,674	37,716,674	11,481,000	—

Telecommunication	35,789,364	35,789,364	—	—
Services

Consumer Staples	9,454,226	—	9,454,226	—

Short-Term Investments	17,999,867	—	17,999,867	—

Total investments in	$743,559,028	$636,647,045	$83,971,208	$22,940,775
securities

Other Financial	(8,274,735)	—	(8,274,735)	—
Instruments

Totals	$735,284,293	$636,647,045	$75,696,473	$22,940,775

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FINANCIALS

Balance as of July 31, 2009	$21,421,229

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	1,519,546

Net purchases (sales)	—

Transfers in and/or out of Level 3	—
Balance as of January 31, 2010	$22,940,775

Semiannual report | Preferred Income Fund III	19

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $75,975,682 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: July 31, 2015 — $1,316,265, July 31, 2016 — $33,029,968 and July 31, 2017 — $41,629,449.

As of July 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends monthly. Capital gain distributions, if any, are paid annually. During the year ended July 31, 2009, the tax character of distributions paid was as follows: ordinary income $44,830,380 and tax return of capital $1,691,686.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year, at which time it will be reported to shareholders. A portion of the distribution may be deemed a tax return of capital at year-end.

20	Preferred Income Fund III | Semiannual report

Statement of cash flows

The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Note 3
Financial instruments

Interest rate swap contracts

The Fund may enter into interest rate swaps to manage its exposure to interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or not deemed reliable, certain swaps may be fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Entering into swaps involves, to varying degrees, elements of credit, market counterparty and legal documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. The Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact in the financial statements of the Fund.

Semiannual report | Preferred Income Fund III	21

Interest rate swap notional amounts at January 31, 2010 are generally representative of the interest rate swap activity during the six-month period then ended and were used in anticipation of rising interest rates. The following summarizes the contracts held as of January 31, 2010:

		PAYMENTS	PAYMENTS
	USD NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	MARKET VALUE

			3 month
morgan Stanley	$52,500,000	4.14%	libor (a)	11-23-07	11-23-10	($1,919,262)	($1,919,262)
			3 month
bank of america	87,500,000	4.37%	libor (a)	11-15-07	11-15-10	(3,420,896)	(3,420,896)
			3 month
morgan Stanley	87,500,000	3.79%	libor (a)	1-7-08	1-7-11	(2,934,577)	(2,934,577)

	$227,500,000					($8,274,735)	($8,274,735)

(a) at January 31, 2010, the 3-month libor rate was 0.24906%

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010, by risk category:

	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Unrealized	Interest rate	—	($8,274,735)
	depreciation of	swaps
	swap contracts;
	Net unrealized
	depreciation on
	investments and
	swap agreements

Total			—	($8,274,735)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended January 31, 2010:

		TOTAL

Statement of Operations location — Net realized loss on	Swap contracts
Interest rate contracts	($4,023,087)	($4,023,087)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended January 31, 2010:

		TOTAL

Statement of Operations location — Change in
unrealized appreciation (depreciation) of	Swap contracts
Interest rate contracts	$2,012,589	$2,012,589

22	Preferred Income Fund III | Semiannual report

Note 4

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5

Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the John Hancock Advisers LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily managed assets (including any assets attributable to the committed facility agreement) (see Note 7) (collectively, managed assets). The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. After the eighth year, the Adviser is not obligated to waive a portion of the management fee. Accordingly, the expense reductions related to the reduction in management fees amounted to $350,109 for the six-month period ended January 31, 2010. The effective rate for the six-month period ended January 31, 2010, is 0.65% of the Fund’s managed assets.

The Fund has an administrative agreement with the Adviser under which the Fund reimburses the Adviser for providing legal, tax, accounting, valuation, financial reporting, compliance, and service provider oversight services. The compensation for the six-month period ended January 31, 2010 amounted to $34,303 with an effective rate of 0.01% of the Fund’s managed assets.

Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

Common shares

The Fund is authorized to issue an unlimited number of common shares with no par value. There were no share transactions for the six-month period ended January 31, 2010. The number of Fund shares reinvested during the year ended July 31, 2009, along with the corresponding dollar value were 157,453 and $1,617,012, respectively.

Note 7
Committed Facility Agreement
and Leverage Risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders pay all fees associated with and have the potential benefit from leverage. Consequently, the Fund and the Adviser may have differing interests in

Semiannual report | Preferred Income Fund III	23

determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remain fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, the Fund’s return will be lower if the cost of the leverage exceeds the income or capital appreciation derived.

The Fund has entered into a CFA with a third party commercial bank. Pursuant to the existing CFA with a subsidiary of BNP Paribas (BNP), the Fund is permitted to borrow up to an initial limit of $296 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest is charged at the monthly LIBOR rate (reset daily) plus 0.85% and is payable monthly. Under the terms of the CFA, the Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. The commitment fee for the six-month period ended January 31, 2010 totaled $193,186 and is included in interest expense in the Statement of Operations. As of January 31, 2010, the Fund had borrowings of $250,800,000 at an interest rate of 1.0791%, as reflected in the committed facility agreement payable on the Statement of Assets and Liabilities. For the six-month period ended January 31, 2010, the average borrowings under the CFA and the average interest rate were $232,513,043 and 1.2608%, respectively. The Fund may terminate the agreement with 60 days’ notice if the Board of Trustees has determined that the elimination of all indebtedness leveraging the Fund’s investments is in the best interest of the Fund’s shareholders. In certain circumstances, the CFA may automatically terminate, and in other specified circumstances, it may be reduced to a 30-day facility. In addition, upon the occurrence of certain defaults, the lender may terminate the agreement. The lender may also modify or terminate the agreement upon 270 days’ notice.

On October 30, 2009, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA.

Note 8

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six-month period ended January 31, 2010, aggregated $71,171,987 and $43,712,507, respectively.

24	Preferred Income Fund III | Semiannual report

Investment objective and policy

The Fund’s primary investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The Fund seeks to achieve its objectives by investing in securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least: (a) 80% of its assets (net assets plus borrowings for investment purposes) in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector, and (c) 80% of its total assets in preferred securities and other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment.

Bylaws

Effective September 9, 2008, the Fund’s Bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Dividends and distributions

During the six-month period ended January 31, 2010, dividends from net investment income totaling $0.6732 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

PAYMENT
DATE	DIVIDEND[1]

August 31, 2009	$0.1122
September 30, 2009	0.1122
October 30, 2009	0.1122
November 30, 2009	0.1122
December 31, 2009	0.1122
January 29, 2010	0.1122
Total	$0.6732

1A portion of the distribution may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each shareholder will automatically have all distributions of dividends and capital gains reinvested by Mellon Bank, N.A., as Plan Agent (the Plan Agent), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after

Semiannual report | Preferred Income Fund III	25

such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates.

When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone: 1-800-852-0218).

26	Preferred Income Fund III | Semiannual report

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 22, 2010. The following action was taken by the shareholders:

Proposal: Election of four (4) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2013. The votes cast with respect to each Trustee are set forth below.

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	27,195,417	905,078
Deborah C. Jackson	27,137,086	963,409
Patti McGill Peterson	27,153,137	947,358
Steven R. Pruchansky	27,188,069	912,426

The following seven Trustees of the Fund were not up for election and remain in office: James F. Carlin, William H. Cunningham, Charles L. Ladner, Stanley Martin, John A. Moore, Gregory A. Russo, and John G. Vrysen.

Semiannual report | Preferred Income Fund III	27

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Custodian
Dr. John A. Moore	State Street Bank and Trust Company
Steven R. Pruchansky*
Gregory A. Russo	Transfer agent
John G. Vrysen†	Mellon Investor Services

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer
Stock symbol
Andrew G. Arnott	Listed New York Stock Exchange: HPS
Chief Operating Officer
For shareholder assistance
Thomas M. Kinzler	refer to page 27
Secretary and Chief Legal Officer
The report is certified under the Sarbanes-Oxley
Francis V. Knox, Jr.	Act, which requires mutual funds and other public
Chief Compliance Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Charles A. Rizzo	is fairly and accurately stated in all material respects.
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

28	Preferred Income Fund III | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P12SA 1/10
3/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A Rizzo
Chief Financial Officer

Date:	March 22, 2010